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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------
Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
   Name:        Sectoral Asset Management Inc.
                --------------------------------
   Address:     1000 Sherbrooke West, Suite 2120
                --------------------------------
                Montreal, QC H3A 3G4 Canada
                --------------------------------
Form 13F File Number: 28-to be assigned
                         --------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Jerome Pfund
        -----------------------
Title:  Chief Executive Officer
        -----------------------
Phone:  514-849-8777
        -----------------------
Signature, place and date of signing:

   /s/  Jerome Pfund, Montreal,    Quebec, Canada,   February 11, 2004
   ----------------------------  -----------------  -------------------
           [Signature]             [City, State]           [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          ----------------

Form 13F Information Table Entry Total:         63
                                          ----------------
Form 13F Information Table Value Total:      $1,784,977
                                          ----------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                      - 2 -
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                         SECTORAL ASSET MANAGEMENT INC.

                .FORM 13F INFORMATION TABLE - December 31, 2003

     COLUMN 1                COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
-------------------  -----------------------  ---------  --------  ---------------- ---------- --------  --------------------
  NAME OF ISSUER          TITLE OF CLASS        CUSIP      VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                         (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  OTHER
-------------------  -----------------------  ---------  --------  ------- --- ---- ---------- --------  ---- ------- -------
ABGENIX INC          COMMON                    00339B107     1087    88000 SH         SOLE               88000              0
AFFYMETRIX INC       COMMON                    00826T108    65801  2673750 SH         SOLE               69500        2604250
ALEXION PHARM INC    COMMON                     15351109    32543  1913168 SH         SOLE              112127        1801041
ALKERMES INC         COMMON                    01642T108    54707  4052374 SH         SOLE              199460        3852914
AMGEN INC            COMMON                     31162100   120911  1956810 SH         SOLE               42920        1913890
ASTRALIS PHARMA      COMMON                     46352100      444   600000 SH         SOLE              600000              0
AVENTIS              SP ADR(1 EUR3.82)          53561106       37      560 SH         SOLE                 560              0
AVIGEN               WARRANT (ST7.5) 15.4.04  PLX000I032       87    33195 SH         SOLE                   0          33195
AVIGEN               WARRANT(20.2343)29.10.04 PLX000I037       23    12341 SH         SOLE                   0          12341
AVIGEN INC           COMMON                     53690103     3013   511548 SH         SOLE                   0         511548
AVIGEN INC (REST)    COMMON                   PLX000I032     1341   227680 SH         SOLE                   0         227680
BARR PHARMACEUTICALS COMMON                     68306109      843    10955 SH         SOLE                2160           8795
BIOGEN IDEC INC      COMMON                    09062X103   110236  3003712 SH         SOLE                   0        3003712
BOSTON LIFE (REST)   WARRANT (C-8) 31.5.05    PLX0010926       96   500000 SH         SOLE                   0         500000
BOSTON LIFE (REST)   WARRANT (C3.4)25.06.06   PLX0013012       87   160000 SH         SOLE                   0         160000
BOSTON SCIENTIFIC    COMMON                    101137107      162     4400 SH         SOLE                4400              0
BRISTOL MYERS SQUIBB COMMON                    110122108     2853    99760 SH         SOLE               16160          83600
CARDINAL HEALTH INC  COMMON                    14149Y108      165     2700 SH         SOLE                2700              0
CELGENE CORP         COMMON                    151020104   155660  3468367 SH         SOLE              102720        3365647
CELGENE CORP         Common-Option             151020104     1328    59000 SH  PUT    SOLE               59000              0
CEPHALON INC         COMMON                    156708109    57547  1188750 SH         SOLE                   0        1188750
CONNETICS CORP       COMMON                    208192104     2433   133950 SH         SOLE               79250          54700
CURAGEN CORP         COMMON                    23126R101      367    50000 SH         SOLE               50000              0
CURIS INC            COMMON                    231269101      726   161430 SH         SOLE              161430              0
GENENTECH INC        COMMON                    368710406    77841   831900 SH         SOLE                1300         830600
GENZYME CORP         COMMON GNRL DIVISION      372917104    74544  1512360 SH         SOLE                   0        1512360
GILEAD SCIENCES INC  COMMON                    375558103   104001  1784510 SH         SOLE                5890        1778620
HCA INC              COMMON                    404119109      129     3000 SH         SOLE                3000              0
HUMAN GENOME SCI     COMMON                    444903108    45378  3424770 SH         SOLE              116420        3308350
ICOS CORP            COMMON                    449295104    47162  1142500 SH         SOLE                   0        1142500
ILEX ONCOLOGY INC    COMMON                    451923106    42864  2017109 SH         SOLE              135000        1882109
IMCLONE SYS INC      COMMON                    45245W109    18221   459440 SH         SOLE                   0         459440
INTERMUNE INC        COMMON                    45884X103    98762  4264320 SH         SOLE              188170        4076150
INVITROGEN CORP      COMMON                    46185R100    36423   521000 SH         SOLE                   0         521000
K V PHARMACEUTICAL   CLASS A                   482740206     1219    47815 SH         SOLE                9120          38695
KING PHARMACEUTICALS COMMON                    495582108     1996   130830 SH         SOLE               36930          93900

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
     COLUMN 1                COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
-------------------  -----------------------  ---------  --------  ---------------- ---------- --------  --------------------
  NAME OF ISSUER          TITLE OF CLASS        CUSIP      VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                         (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  OTHER
-------------------  -----------------------  ---------  --------  ------- --- ---- ---------- --------  ---- ------- -------
MEDAREX INC          COMMON                    583916101    13672  2194612 SH         SOLE              184400        2010212
MEDICINES CO         COMMON                    584688105    95658  3247055 SH         SOLE               82935        3164120
MEDICINES COMPANY    Common - Option           584688105      725    29000 SH  PUT    SOLE               29000              0
MEDIMMUNE INC        COMMON                    584699102    53848  2121680 SH         SOLE               85140        2036540
MEDIMMUNE INC        Common - Option           584699102    17250    75000 SH  PUT    SOLE               75000              0
MEDTRONIC INC        COMMON                    585055106      253     5200 SH         SOLE                5200              0
MILLENNIUM PHARMA    COMMON                    599902103    54668  2931239 SH         SOLE                   0        2931239
NEORX CORP           COMMON                    640520300      948   227921 SH         SOLE              227921              0
NEUROCRINE BIOSCIENC COMMON                    64125C109    36081   661550 SH         SOLE                   0         661550
NOVARTIS AG          ADR (1 ORD SHS)           66987V109       44      950 SH         SOLE                 950              0
NOVO-NORDISK AS      ADR(1 ORD)                670100205       11      280 SH         SOLE                 280              0
NPS PHARMACEUTICALS  COMMON                    62936P103    79390  2587680 SH         SOLE               75830        2511850
ONYX PHARMACEUTICALS COMMON                    683399109      994    35200 SH         SOLE               35200              0
OSI PHARMACEUTICALS  COMMON                    671040103    36717  1138500 SH         SOLE                   0        1138500
PALATIN TECHNO       WARRANT (C-1.54)2007     PLX0011051      273   162469 SH         SOLE                   0         162469
PALATIN TECHNO       WARRANT (C-2.75)13.06.07 PLX0011051        0    86314 SH         SOLE               86314              0
PALATIN TECHNO       WARRANT (C-7.5) 5.10.05  PLX0011051      170   166667 SH         SOLE                   0         166667
PALATIN TECHNO(REST) EX WARRANT               PLX0001042     4114  1645682 SH         SOLE                   0        1645682
PALATIN TECHNOLOGIES COMMON                    696077304     1347   538700 SH         SOLE              446770          91930
SEPRACOR INC         COMMON                    817315104    58018  2424490 SH         SOLE               99940        2324550
SEPRACOR INC         Common - Option           817315104    72500    58000 SH  PUT    SOLE               58000              0
TEVA PHARMACEUTICAL  ADR (1 ORD)               881624209      447     7890 SH         SOLE                7890              0
TRIMERIS INC         COMMON                    896263100    25491  1217350 SH         SOLE               84450        1132900
TULARIK INC          COMMON                    899165104    29424  1825281 SH         SOLE              128440        1696841
UNITEDHEALTH GRP INC COMMON                    91324P102      128     2200 SH         SOLE                2200              0
VICURON PHARMA       COMMON                    926471103    39421  2113750 SH         SOLE              126950        1986800
WYETH                COMMON                    983024100     2348    55310 SH         SOLE                6810          48500
                                                          1784977